Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables.
Schedule of trade payables

	As at December 31
(in EUR 000)	2024	2023
Payables	3,749	4,102
Invoices to be received	5,756	4,006
Total trade payables	9,505	8,108